Earnings / Loss per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Schedule of Earnings / (Loss) per share
	Six months ended June 30,
	2017	2018
Income / (Loss) :
Net income / (loss)	$(26,229)	$20,628

Basic earnings / (loss) per share:
Weighted average common shares outstanding, basic	62,188,645	64,170,654
Basic earnings / (loss) per share	$(0.42)	$0.32

Effect of dilutive securities:
Dillutive effect of non vested shares	-	298,206
Weighted average common shares outstanding, diluted	62,188,645	64,468,860

Diluted earnings / (loss) per share	$(0.42)	$0.32